Retirement Plans Retirement Plans (Major Actuarial Assumptions Used In Determining Benefit Obligation Other) (Details)	12 Months Ended
Dec. 31, 2014
Temple Inland Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial assumptions used to determine net periodic pension cost, Expected long-term rate of return on plan assets	7.00%